Schedule of aging of trade receivables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Current	R$ 1,896,535	R$ 1,793,104
Past-due	2,301,864	1,815,501
Total	4,198,399	3,608,605
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Past-due	502,164	340,760
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Past-due	267,723	177,103
Later Than Two Month And Not Later Than Three Months [Member]
IfrsStatementLineItems [Line Items]
Past-due	182,977	120,488
Later Than Three Month And Not Later Than Four Months [Member]
IfrsStatementLineItems [Line Items]
Past-due	155,018	88,323
Later Than Four Month And Not Later Than Six Months [Member]
IfrsStatementLineItems [Line Items]
Past-due	258,718	113,060
Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Past-due	95,751	82,365
Later than one year [member]
IfrsStatementLineItems [Line Items]
Past-due	R$ 839,513	R$ 893,402